2005 Market Street

Suite 2600

Philadelphia, PA 19103

T: 215.564.8000

Brian Crowell

Partner

bcrowell@stradley.com

215.564.8082

1933 Act Rule 485(a)(1)

1933 Act File No. 033-33980

1940 Act File No. 811-06067

October 8, 2025

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Dimensional Investment Group Inc. (the “Registrant”)

File Nos. 033-33980 and 811-06067

Ladies and Gentlemen:

Pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically via the EDGAR system, please find enclosed Post-Effective Amendment Nos. 91/92 (the “Amendment”) to the Registration Statement of the Registrant.  The Amendment is being filed to add a new class of shares, designated ETF Class shares. ETF Class shares are being added to the U.S. Large Company Portfolio (the “Portfolio”), a series of the Registrant.

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating financial and other timely information contained in the prospectus and the statement of additional information relating to the ETF Class shares of the Portfolio.

As noted on the facing sheet, the Amendment relates only to the ETF Class shares of the Portfolio, and the Amendment does not affect the prospectuses and statements of additional information of the Registrant’s other series and classes of shares.

 Please direct questions or comments relating to this filing to me at (215) 564-8082 or, in my absence, to Jana L. Cresswell, Esquire at (215) 564-8048.

Very truly yours,

/s/ Brian Crowell

Brian Crowell